Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue benchmark percent	1000.00%
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	99.00%